Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Operating Leases, Rent Expense		$ 1,800	$ 1,200	$ 900
2017, Minimum Payment	[1]	396
2018, Minimum Payment	[1]	396
2019, Minimum Payment	[1]	396
2020, Minimum Payment	[1]	396
2021, Minimum Payment	[1]	373
Thereafter, Minimum Payment	[1]	5,137
Total, Minimum Payment	[1]	$ 7,094

[1]	Includes certain lease option renewals that are reasonably assured.